N-2	Aug. 31, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001736510
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-259138
Investment Company Act File Number	811-23336
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	Variant Alternative Income Fund
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 31, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Institutional Class Shares
TRANSACTION EXPENSES:
Maximum Sales Charge (Load) (as a percentage of subscription amount)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1)
Investment Management Fees(2)	0.96%
Other Expenses(3)	0.22%
Fees and Interest Payments on Borrowed Funds(3)	0.10%
Acquired Fund Fees & Expenses(3) (4)	0.44%
Total Annual Expenses(5)	1.72%

(1)           This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2)           The fee charged by the Investment Manager is 0.95% of the average daily Managed Assets of the Fund on an annual basis, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (including accrued fees and expenses and other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. For the current fiscal year, borrowings are estimated to represent between 0%-15% of the Fund’s assets after such issuance with a projected annual interest rate of 9.25%. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)           Other Expenses, Fees and Interest Payments on Borrowed Funds, and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.

(4)           Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds. Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(5)           The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.45% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.45% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2025, and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

[1]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Institutional Class Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$17	$54	$93	$203

The example is based on the annual fees and expenses of Institutional Class Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. More information about these and other discounts is available from your financial professional and in the section titled “Purchasing Shares” beginning on page 49 of this Prospectus.

Other Expenses, Note [Text Block]	Other Expenses, Fees and Interest Payments on Borrowed Funds, and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund has a primary objective of providing a high level of current income. Capital appreciation is a secondary objective of the Fund. Under normal market conditions, the Fund seeks to achieve its investment objective by investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income-generating investments. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

Under normal market conditions, the Fund seeks to achieve its investment objective by investing, directly or indirectly through a wide range of investment vehicles (“Underlying Funds”), a majority of its net assets (plus any borrowings for investment purposes) in alternative income-generating investments. Such investments are typically domestic and foreign privately-held investments that are outside of traditional public equity and bond markets. These positions typically generate an interest payment, pay dividends, or have other forms of distributions that generally accrue value over time. These assets may include, but are not limited to specialty finance, litigation finance-related investments, real estate equity and debt securities, transportation finance, portfolio finance, trade finance, royalties and warehouse facilities, as well as purchases of interests in private credit funds in the secondary market. The Fund may also invest in public securities, including public debt, master limited partnerships, business development companies, and preferred stock.

The Fund allocates its investments across multiple strategies in both developed and emerging markets with varying levels of liquidity and credit quality, including distressed and defaulted investments. The Fund may use derivative investments and may have exposure to long and short positions across its asset classes to obtain the desired risk exposure consistent with its investment strategies.

The Fund invests in a wide range of publicly traded and privately issued or negotiated securities (securities for which the price is negotiated between private parties) including, but not limited to, asset-backed and other fixed income securities and derivatives. The Fund may also invest in government and corporate bonds, futures and other derivative instruments, closed-end funds and other investment vehicles, convertible securities and other securities and investment products as described more fully herein under “Principal Risk Factors.” There is no minimum credit standard as a prerequisite to an investment in any security. As a result, the Fund may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) and are considered speculative, including distressed bonds. The Fund may invest in fixed income securities of any maturity and duration. Duration is a measure of the fixed income investment’s sensitivity to interest rates. For example, a bond with a duration of 3 years would lose 3% of its value if interest rates rose by 1%, or would gain 3% if interest rates declined by 1%. The Fund may invest in domestic and foreign securities, in developed and/or emerging markets, without limitation. The Fund’s allocation to various security types and various asset classes will vary over time in response to changing market opportunities.

The Fund has been granted exemptive relief from the provisions of Section 17(d) of the Investment Company Act to invest in certain investment transactions alongside other funds managed by the Investment Manager or certain of its affiliates, subject to certain conditions. The Investment Manager will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Manager or any of its affiliates are investing or are invested.

For either investment or hedging purposes, certain Underlying Funds may engage in short sales and/or invest substantially in a broad range of derivative instruments. To manage risk, seek or alter particular portfolio exposure, enhance return (including through the use of leverage), or for other purposes, the Fund may engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts, interest rate swaps and futures, Euro dollar futures, and credit default swaps (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions. Certain Underlying Funds may be highly dependent on the use of futures and other derivative instruments, and to the extent that they become unavailable, this may limit an Underlying Fund from fully implementing its investment strategy.

The Fund leverages and may continue to leverage its investments, including through borrowings by one or more special purpose vehicles that are direct or indirect wholly-owned subsidiaries of the Fund (each, an “SPV” and collectively, “SPVs”). Certain Fund investments may be held by these SPVs. The Fund may borrow cash for a number of reasons, including without limitation, in connection with its investment activities, to make distributions, to satisfy repurchase requests from Shareholders, and to otherwise provide the Fund with temporary liquidity. Borrowing, including any borrowing through SPVs, will be limited to 33.33% of the Fund’s assets (50% of its net assets). See “LEVERAGE.”

The Investment Manager is a signatory to the Principles for Responsible Investment (“PRI”). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding but are voluntary and aspirational. They include efforts, where consistent with the Investment Manager’s fiduciary responsibilities, to incorporate environmental, social and corporate governance (“ESG”) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into the Investment Manager’s ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which the Investment Manager invests, to promote acceptance and implementation of the PRI within the investment industry, to enhance the Investment Manager’s effectiveness in implementing the PRI, and to report on the Investment Manager’s activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate the Investment Manager to take, or not take, any particular action as it relates to investment decisions or other activities.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without Shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares.

Investment Process

The Investment Manager seeks to achieve its investment objectives primarily through the allocation of the Fund’s assets to a broad range of investment opportunities in a manner that supports the Fund’s objectives, subject to risk and liquidity constraints. In general, the principal elements of the Investment Manager’s process include (i) opportunity identification and analysis; (ii) strategy access optimization; (iii) portfolio construction; (iv) liquidity management; and (v) exposure monitoring.

•        Opportunity Identification and Analysis. The investment process generally begins with the identification of compelling investment opportunities that are consistent with the investment mandate of the Fund. In general, the Investment Manager emphasizes assets that generate a large percentage of total return from income or accrual of value rather than capital gains. The Fund generally emphasizes alternative investment opportunities that are less common in the traditional public debt and equity markets. Upon discovery of a potentially suitable opportunity, the Investment Manager conducts extensive due diligence on the underlying assets. Using available quantitative and qualitative inputs, the Investment Manager assesses whether the expected return from the asset class, under a range of potential market conditions and economic scenarios, is sufficient relative to the expected risk of the asset. In addition to traditional analysis of investment risk, such as volatility, drawdown, sensitivity and stress testing, the assessment process also considers liquidity risk, under both normal and adverse market conditions, and idiosyncratic risks, including legal, regulatory and operational risks.

•        Strategy Access Optimization. After a potentially suitable asset is identified, the Investment Manager conducts an extensive search to determine the optimal means of accessing the exposure. Best strategy access is informed by a wide range of factors, but generally seeks to maximize investment objectives relative to risk, net of all fees and expenses. The process also takes into account practical considerations of the investment such as liquidity, transparency, valuation, access, capacity, diversification, operational complexity, and various legal, tax and regulatory considerations.

•        Portfolio Construction. Each potential position in the Fund is assessed for its contribution to overall portfolio objectives as well its relationship to other existing positions in the portfolio. The Investment Manager seeks to diversify exposures in terms of distinct investment ideas and also common risk factors over a range of scenarios. Where appropriate, the Investment Manager may implement hedges to reduce exposure to common risk factors.

•        Liquidity Management. The investment selection process will also be impacted by the potential liquidity needs of the Fund, including compliance with all Investment Company Act requirements. Every position is assessed in terms of length of commitment, the timing and probability of future cash flows, and the ability to liquidate or redeem the exposure under a variety of market conditions. Certain private funds may also involve pledging commitments to invest at future dates and require multi-year commitments that are subject to extensions and holdbacks. The Investment Manager aims to structure the portfolio in a manner that balances meeting the potential liquidity needs of investors with the attractive return potential associated with longer-term investment commitments. The Investment Manager seeks to minimize uninvested cash balances and deploys a variety of tools, including the potential use of borrowing, to guard against underinvestment.

•        Exposure Monitoring. After an investment is executed, the Investment Manager will continuously monitor the exposure to ensure that it is advancing portfolio objectives relative to expectations and other potential opportunities.

Temporary and Defensive Strategies

The Fund may, from time to time in its sole discretion, for temporary or defensive purposes, deviate from its investment strategy by taking positions in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. The Fund may not achieve its investment objectives when it does so.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The following principal risks, which are listed in order of significance with the most significant appearing first, could affect the value of your investment:

GENERAL RISKS

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund or Underlying Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably with regard to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, managers of the Underlying Funds or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above.

The Fund leverages and may continue to leverage its investments, including through borrowings by one or more SPVs. In the event that an investment is made by using borrowing made through such wholly-owned SPVs, such investment may be made by SPVs. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons may have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or an Underlying

Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities, and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or accounts. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks of the investment strategy, and are applicable to investments made by the Investment Manager and investments of the Fund’s assets in Underlying Funds:

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

MERCHANT CASH ADVANCES. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

MASTER LIMITED PARTNERSHIPS. The Fund may invest in units of master limited partnerships (“MLPs”). MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as limited liability companies (“LLCs”) which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation. I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP. Pursuant to tax laws, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced.

To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a limited partner or member in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. The Fund may have to sell investments to provide cash to make required distributions if its allocable share of an MLP’s income and gains is not offset by the MLP’s tax deductions, losses and credits and the MLP does not distribute sufficient cash. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is essentially treated as a return of capital. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs in which the Fund invests could result in a reduction of depreciation deductions, which may result in increased current taxable income for the Fund.

Because of the Fund’s investments in equity securities of MLPs, the Fund’s earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Because of these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as taxable dividends, even in years in which the Fund’s distributions exceed its taxable income. In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

LIFE SETTLEMENTS. The Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value, but less than the net benefits to be paid under the policies. When the Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Life expectancy estimates compared to actual results may vary and any extension to the estimated life of the insured person will reduce the Fund’s returns on investment. If the insured (the “viator”) lives longer than anticipated, the payment of death benefits by the insurance company is not at risk, but the return on investment will diminish with time. In extreme circumstances, it is possible the viator may live well beyond their life expectancy in which case the cost of paying premiums, in addition to the initial cost of the policy, may result in a loss to the Fund when the policy matures. The Fund is unlikely to be provided with detailed information regarding the sourcing of life policies and therefore will be reliant on the due diligence of third parties. Any error in this due diligence could have a materially adverse effect on the Fund. The Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, the Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. The Fund intend to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test that the Fund must satisfy each year to qualify as a RIC. The Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

ESG INVESTING. The Investment Manager may include the potential impacts of ESG or other factors on a particular investment, in its assessment of portfolio investments, alongside traditional financial and economic analysis (e.g., expected return on investment). The Investment Manager does not base their investment decisions solely on such factors, and therefore the Fund may still invest in securities of issuers with a significant ESG risk. Any ESG analysis utilized by the Investment Manager as part of its investment process may involve the use of third-party research as well as proprietary research. ESG considerations that may be assessed as part of a Fund’s investment process may change over time and may vary across types of eligible investments. The Investment Manager does not assess every investment or issuer for ESG factors and, when they do, not every ESG factor may be identified or evaluated. A Fund may underperform funds that do not incorporate ESG factors when making investment decisions or funds that use a different methodology to identify and/or incorporate ESG factors. ESG is not a uniformly defined characteristic and ESG standards differ by region and industry. A company’s ESG practices or third-party service providers’ (e.g., data and/or ratings providers) assessment of a company’s ESG practices may change over time. Any assessment by the Investment Manager of an issuer’s ESG factors is subjective and will likely differ from that of investors, third-party service providers and other funds. As a result, securities selected by the Investment Manager that exhibits ESG factors may not reflect the beliefs and values of any particular investor. The Investment Manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party service providers, the timeliness, completeness and accuracy of which is out of the Investment Manager’s control. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

PREFERRED STOCKS. The Fund may invest in publicly traded preferred stocks. A preferred stock is a class of ownership in a corporation where the preferred stock investor receives a higher claim on the company’s assets than the common stock shareholder. Usually the preferred stock pays a fixed dividend and the issuer can retire the shares at par, thus preferred stocks share many similarities to debt securities. For companies issuing preferred stocks that have cumulative dividends, all current and missed dividends must be paid before a dividend can be paid to common shareholders. Preferred stock also has a preference over common stock in liquidation but is subordinated to the liabilities of the issuer in all respects. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

HYBRID SECURITIES. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments. The risks of investing in hybrid instruments reflects a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated in a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally-published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. At various times, benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above-market rates but bear an increased risk of principal loss (or gain). Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Some hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

BUSINESS DEVELOPMENT COMPANIES. The Fund may invest in business development companies (“BDCs”). A BDC is regulated under the Investment Company Act, but it may carry risks similar to those of a private equity or venture capital fund. BDCs that are not publicly-traded are illiquid investments, and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. The Fund may invest in equity securities of BDCs, preferred stock of BDCs, or debt issued by BDCs. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by the BDC’s board of directors which may create uncertainty as to the value of the BDC’s investments.

SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. The Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The transition away from LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund or the Fund’s investments until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in the event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in the event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 7.5% of the Fund’s total assets and an annual interest rate on leverage of 9.25% payable on such leverage based on estimated market interest rates as of the date of this Prospectus, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.69%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 7.5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 9.25%. See “PRINCIPAL RISK FACTORS – GENERAL RISKS – BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-11.87%	-6.25%	-0.78%	4.84%	10.47%

Total return is composed of two elements – the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is greater than the costs of leverage and decreases return when the portfolio return is less than the costs of leverage.

Annual Interest Rate [Percent]	9.25%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-11.87%	-6.25%	-0.78%	4.84%	10.47%

Return at Minus Ten [Percent]	(11.87%)
Return at Minus Five [Percent]	(6.25%)
Return at Zero [Percent]	(0.78%)
Return at Plus Five [Percent]	4.84%
Return at Plus Ten [Percent]	10.47%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 7.5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 9.25%. See “PRINCIPAL RISK FACTORS – GENERAL RISKS – BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is authorized to offer Shares designated as Institutional Class Shares. While the Fund presently offers one class of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; or (7) any conversion features, as permitted under the Investment Company Act.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES*

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Institutional	Unlimited	$0	$2,948,496,305

____________

*       As of August 1, 2024.

Outstanding Security, Title [Text Block]	Institutional	[2]
Outstanding Security, Held [Shares] | shares	0	[2]
Outstanding Security, Not Held [Shares] | shares	2,948,496,305	[2]
GENERAL RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund or Underlying Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably with regard to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, managers of the Underlying Funds or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above.

The Fund leverages and may continue to leverage its investments, including through borrowings by one or more SPVs. In the event that an investment is made by using borrowing made through such wholly-owned SPVs, such investment may be made by SPVs. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons may have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

LIMITED LIQUIDITY; REPURCHASE OFFERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund or Underlying Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably with regard to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, managers of the Underlying Funds or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

BORROWING; USE OF LEVERAGE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above.

The Fund leverages and may continue to leverage its investments, including through borrowings by one or more SPVs. In the event that an investment is made by using borrowing made through such wholly-owned SPVs, such investment may be made by SPVs. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons may have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A RIC [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or an Underlying

Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities, and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or accounts. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks of the investment strategy, and are applicable to investments made by the Investment Manager and investments of the Fund’s assets in Underlying Funds:

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

MERCHANT CASH ADVANCES. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

MASTER LIMITED PARTNERSHIPS. The Fund may invest in units of master limited partnerships (“MLPs”). MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as limited liability companies (“LLCs”) which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation. I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP. Pursuant to tax laws, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced.

To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a limited partner or member in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. The Fund may have to sell investments to provide cash to make required distributions if its allocable share of an MLP’s income and gains is not offset by the MLP’s tax deductions, losses and credits and the MLP does not distribute sufficient cash. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is essentially treated as a return of capital. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs in which the Fund invests could result in a reduction of depreciation deductions, which may result in increased current taxable income for the Fund.

Because of the Fund’s investments in equity securities of MLPs, the Fund’s earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Because of these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as taxable dividends, even in years in which the Fund’s distributions exceed its taxable income. In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

LIFE SETTLEMENTS. The Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value, but less than the net benefits to be paid under the policies. When the Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Life expectancy estimates compared to actual results may vary and any extension to the estimated life of the insured person will reduce the Fund’s returns on investment. If the insured (the “viator”) lives longer than anticipated, the payment of death benefits by the insurance company is not at risk, but the return on investment will diminish with time. In extreme circumstances, it is possible the viator may live well beyond their life expectancy in which case the cost of paying premiums, in addition to the initial cost of the policy, may result in a loss to the Fund when the policy matures. The Fund is unlikely to be provided with detailed information regarding the sourcing of life policies and therefore will be reliant on the due diligence of third parties. Any error in this due diligence could have a materially adverse effect on the Fund. The Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, the Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. The Fund intend to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test that the Fund must satisfy each year to qualify as a RIC. The Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

ESG INVESTING. The Investment Manager may include the potential impacts of ESG or other factors on a particular investment, in its assessment of portfolio investments, alongside traditional financial and economic analysis (e.g., expected return on investment). The Investment Manager does not base their investment decisions solely on such factors, and therefore the Fund may still invest in securities of issuers with a significant ESG risk. Any ESG analysis utilized by the Investment Manager as part of its investment process may involve the use of third-party research as well as proprietary research. ESG considerations that may be assessed as part of a Fund’s investment process may change over time and may vary across types of eligible investments. The Investment Manager does not assess every investment or issuer for ESG factors and, when they do, not every ESG factor may be identified or evaluated. A Fund may underperform funds that do not incorporate ESG factors when making investment decisions or funds that use a different methodology to identify and/or incorporate ESG factors. ESG is not a uniformly defined characteristic and ESG standards differ by region and industry. A company’s ESG practices or third-party service providers’ (e.g., data and/or ratings providers) assessment of a company’s ESG practices may change over time. Any assessment by the Investment Manager of an issuer’s ESG factors is subjective and will likely differ from that of investors, third-party service providers and other funds. As a result, securities selected by the Investment Manager that exhibits ESG factors may not reflect the beliefs and values of any particular investor. The Investment Manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party service providers, the timeliness, completeness and accuracy of which is out of the Investment Manager’s control. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

PREFERRED STOCKS. The Fund may invest in publicly traded preferred stocks. A preferred stock is a class of ownership in a corporation where the preferred stock investor receives a higher claim on the company’s assets than the common stock shareholder. Usually the preferred stock pays a fixed dividend and the issuer can retire the shares at par, thus preferred stocks share many similarities to debt securities. For companies issuing preferred stocks that have cumulative dividends, all current and missed dividends must be paid before a dividend can be paid to common shareholders. Preferred stock also has a preference over common stock in liquidation but is subordinated to the liabilities of the issuer in all respects. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

HYBRID SECURITIES. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments. The risks of investing in hybrid instruments reflects a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated in a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally-published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. At various times, benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above-market rates but bear an increased risk of principal loss (or gain). Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Some hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

BUSINESS DEVELOPMENT COMPANIES. The Fund may invest in business development companies (“BDCs”). A BDC is regulated under the Investment Company Act, but it may carry risks similar to those of a private equity or venture capital fund. BDCs that are not publicly-traded are illiquid investments, and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. The Fund may invest in equity securities of BDCs, preferred stock of BDCs, or debt issued by BDCs. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by the BDC’s board of directors which may create uncertainty as to the value of the BDC’s investments.

SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. The Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The transition away from LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund or the Fund’s investments until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in the event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in the event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

GENERAL INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL INVESTMENT-RELATED RISKS

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or an Underlying

Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities, and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or accounts. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

LIQUIDITY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or an Underlying

Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

DUE DILIGENCE RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

EXPEDITED INVESTMENT DECISIONS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities, and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or accounts. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks of the investment strategy, and are applicable to investments made by the Investment Manager and investments of the Fund’s assets in Underlying Funds:

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

MERCHANT CASH ADVANCES. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

MASTER LIMITED PARTNERSHIPS. The Fund may invest in units of master limited partnerships (“MLPs”). MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as limited liability companies (“LLCs”) which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation. I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP. Pursuant to tax laws, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced.

To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a limited partner or member in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. The Fund may have to sell investments to provide cash to make required distributions if its allocable share of an MLP’s income and gains is not offset by the MLP’s tax deductions, losses and credits and the MLP does not distribute sufficient cash. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is essentially treated as a return of capital. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs in which the Fund invests could result in a reduction of depreciation deductions, which may result in increased current taxable income for the Fund.

Because of the Fund’s investments in equity securities of MLPs, the Fund’s earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Because of these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as taxable dividends, even in years in which the Fund’s distributions exceed its taxable income. In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

LIFE SETTLEMENTS. The Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value, but less than the net benefits to be paid under the policies. When the Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Life expectancy estimates compared to actual results may vary and any extension to the estimated life of the insured person will reduce the Fund’s returns on investment. If the insured (the “viator”) lives longer than anticipated, the payment of death benefits by the insurance company is not at risk, but the return on investment will diminish with time. In extreme circumstances, it is possible the viator may live well beyond their life expectancy in which case the cost of paying premiums, in addition to the initial cost of the policy, may result in a loss to the Fund when the policy matures. The Fund is unlikely to be provided with detailed information regarding the sourcing of life policies and therefore will be reliant on the due diligence of third parties. Any error in this due diligence could have a materially adverse effect on the Fund. The Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, the Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. The Fund intend to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test that the Fund must satisfy each year to qualify as a RIC. The Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

ESG INVESTING. The Investment Manager may include the potential impacts of ESG or other factors on a particular investment, in its assessment of portfolio investments, alongside traditional financial and economic analysis (e.g., expected return on investment). The Investment Manager does not base their investment decisions solely on such factors, and therefore the Fund may still invest in securities of issuers with a significant ESG risk. Any ESG analysis utilized by the Investment Manager as part of its investment process may involve the use of third-party research as well as proprietary research. ESG considerations that may be assessed as part of a Fund’s investment process may change over time and may vary across types of eligible investments. The Investment Manager does not assess every investment or issuer for ESG factors and, when they do, not every ESG factor may be identified or evaluated. A Fund may underperform funds that do not incorporate ESG factors when making investment decisions or funds that use a different methodology to identify and/or incorporate ESG factors. ESG is not a uniformly defined characteristic and ESG standards differ by region and industry. A company’s ESG practices or third-party service providers’ (e.g., data and/or ratings providers) assessment of a company’s ESG practices may change over time. Any assessment by the Investment Manager of an issuer’s ESG factors is subjective and will likely differ from that of investors, third-party service providers and other funds. As a result, securities selected by the Investment Manager that exhibits ESG factors may not reflect the beliefs and values of any particular investor. The Investment Manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party service providers, the timeliness, completeness and accuracy of which is out of the Investment Manager’s control. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

PREFERRED STOCKS. The Fund may invest in publicly traded preferred stocks. A preferred stock is a class of ownership in a corporation where the preferred stock investor receives a higher claim on the company’s assets than the common stock shareholder. Usually the preferred stock pays a fixed dividend and the issuer can retire the shares at par, thus preferred stocks share many similarities to debt securities. For companies issuing preferred stocks that have cumulative dividends, all current and missed dividends must be paid before a dividend can be paid to common shareholders. Preferred stock also has a preference over common stock in liquidation but is subordinated to the liabilities of the issuer in all respects. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

HYBRID SECURITIES. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments. The risks of investing in hybrid instruments reflects a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated in a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally-published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. At various times, benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above-market rates but bear an increased risk of principal loss (or gain). Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Some hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

BUSINESS DEVELOPMENT COMPANIES. The Fund may invest in business development companies (“BDCs”). A BDC is regulated under the Investment Company Act, but it may carry risks similar to those of a private equity or venture capital fund. BDCs that are not publicly-traded are illiquid investments, and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. The Fund may invest in equity securities of BDCs, preferred stock of BDCs, or debt issued by BDCs. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by the BDC’s board of directors which may create uncertainty as to the value of the BDC’s investments.

SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. The Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The transition away from LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund or the Fund’s investments until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in the event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in the event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

SPECIALTY FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

LITIGATION FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

ROYALTIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

SECONDARY PURCHASES OF PRIVATE FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRADE FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

TRANSPORTATION FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

MERCHANT CASH ADVANCES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MERCHANT CASH ADVANCES. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

MASTER LIMITED PARTNERSHIPS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MASTER LIMITED PARTNERSHIPS. The Fund may invest in units of master limited partnerships (“MLPs”). MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as limited liability companies (“LLCs”) which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation. I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP. Pursuant to tax laws, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced.

To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a limited partner or member in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. The Fund may have to sell investments to provide cash to make required distributions if its allocable share of an MLP’s income and gains is not offset by the MLP’s tax deductions, losses and credits and the MLP does not distribute sufficient cash. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is essentially treated as a return of capital. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs in which the Fund invests could result in a reduction of depreciation deductions, which may result in increased current taxable income for the Fund.

Because of the Fund’s investments in equity securities of MLPs, the Fund’s earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Because of these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as taxable dividends, even in years in which the Fund’s distributions exceed its taxable income. In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.

INCOME SHARE AGREEMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

INFRASTRUCTURE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

LIFE SETTLEMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIFE SETTLEMENTS. The Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value, but less than the net benefits to be paid under the policies. When the Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Life expectancy estimates compared to actual results may vary and any extension to the estimated life of the insured person will reduce the Fund’s returns on investment. If the insured (the “viator”) lives longer than anticipated, the payment of death benefits by the insurance company is not at risk, but the return on investment will diminish with time. In extreme circumstances, it is possible the viator may live well beyond their life expectancy in which case the cost of paying premiums, in addition to the initial cost of the policy, may result in a loss to the Fund when the policy matures. The Fund is unlikely to be provided with detailed information regarding the sourcing of life policies and therefore will be reliant on the due diligence of third parties. Any error in this due diligence could have a materially adverse effect on the Fund. The Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, the Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. The Fund intend to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test that the Fund must satisfy each year to qualify as a RIC. The Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

INTEREST RATE RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

ESG INVESTING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG INVESTING. The Investment Manager may include the potential impacts of ESG or other factors on a particular investment, in its assessment of portfolio investments, alongside traditional financial and economic analysis (e.g., expected return on investment). The Investment Manager does not base their investment decisions solely on such factors, and therefore the Fund may still invest in securities of issuers with a significant ESG risk. Any ESG analysis utilized by the Investment Manager as part of its investment process may involve the use of third-party research as well as proprietary research. ESG considerations that may be assessed as part of a Fund’s investment process may change over time and may vary across types of eligible investments. The Investment Manager does not assess every investment or issuer for ESG factors and, when they do, not every ESG factor may be identified or evaluated. A Fund may underperform funds that do not incorporate ESG factors when making investment decisions or funds that use a different methodology to identify and/or incorporate ESG factors. ESG is not a uniformly defined characteristic and ESG standards differ by region and industry. A company’s ESG practices or third-party service providers’ (e.g., data and/or ratings providers) assessment of a company’s ESG practices may change over time. Any assessment by the Investment Manager of an issuer’s ESG factors is subjective and will likely differ from that of investors, third-party service providers and other funds. As a result, securities selected by the Investment Manager that exhibits ESG factors may not reflect the beliefs and values of any particular investor. The Investment Manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party service providers, the timeliness, completeness and accuracy of which is out of the Investment Manager’s control. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.

NON-U.S. INVESTMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

PREFERRED STOCKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREFERRED STOCKS. The Fund may invest in publicly traded preferred stocks. A preferred stock is a class of ownership in a corporation where the preferred stock investor receives a higher claim on the company’s assets than the common stock shareholder. Usually the preferred stock pays a fixed dividend and the issuer can retire the shares at par, thus preferred stocks share many similarities to debt securities. For companies issuing preferred stocks that have cumulative dividends, all current and missed dividends must be paid before a dividend can be paid to common shareholders. Preferred stock also has a preference over common stock in liquidation but is subordinated to the liabilities of the issuer in all respects. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

HYBRID SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HYBRID SECURITIES. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments. The risks of investing in hybrid instruments reflects a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated in a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally-published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. At various times, benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above-market rates but bear an increased risk of principal loss (or gain). Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and, therefore, the number of investors that are willing to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Some hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

BUSINESS DEVELOPMENT COMPANIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BUSINESS DEVELOPMENT COMPANIES. The Fund may invest in business development companies (“BDCs”). A BDC is regulated under the Investment Company Act, but it may carry risks similar to those of a private equity or venture capital fund. BDCs that are not publicly-traded are illiquid investments, and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. The Fund may invest in equity securities of BDCs, preferred stock of BDCs, or debt issued by BDCs. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by the BDC’s board of directors which may create uncertainty as to the value of the BDC’s investments.

SECTOR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
FINANCIAL SECTOR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR DISCONTINUATION RISK. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. The Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The transition away from LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund or the Fund’s investments until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in the event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in the event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Ann Maurer
Institutional Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	0.96%	[3]
Interest Expenses on Borrowings [Percent]	0.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.44%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.22%	[4]
Total Annual Expenses [Percent]	1.72%	[6]
Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	54
Expense Example, Years 1 to 5	93
Expense Example, Years 1 to 10	$ 203
Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount

[1]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[2]	As of August 1, 2024.
[3]	The fee charged by the Investment Manager is 0.95% of the average daily Managed Assets of the Fund on an annual basis, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (including accrued fees and expenses and other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. For the current fiscal year, borrowings are estimated to represent between 0%-15% of the Fund’s assets after such issuance with a projected annual interest rate of 9.25%. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[4]	Other Expenses, Fees and Interest Payments on Borrowed Funds, and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
[5]	Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds. Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[6]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.45% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.45% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2025, and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.